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Gina M. Butch
Paralegal
(860) 273-0701
Fax:  (860) 273-3004


June 4, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: ING LIFE INSURANCE AND ANNUITY COMPANY (FORMERLY AETNA LIFE INSURANCE AND ANNUITY COMPANY) AND ITS VARIABLE ANNUITY ACCOUNT B
     PROSPECTUS TITLE:  GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED
                        DEFERRED COMPENSATION PLANS
     FILE NOS.  33-75996* AND 811-2512
     RULE 497(J) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 ("Amendment No. 28") for Variable Annuity Account B of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 28 which was declared effective on June 1, 2002. The text of Amendment No. 28 was filed electronically on May 21, 2002.

If you have any questions, please call the undersigned at 860-273-0701.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

------------------------------
* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.



Hartford Site                           ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975